RISK MANAGEMENT (Details Textual)	9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 CAD	Dec. 31, 2014 CAD
Concentration Risk [Line Items]
Cash, FDIC Insured Amount					100,000	100,000
Stock Issued During Period, Value, New Issues	2,616,062		96,320	1,486,980
Proceeds from Stock Options Exercised	$ 228,875	$ 0	$ 0	$ 0